UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS RREEF Global Infrastructure Fund
	Shares	Value ($)
Common Stocks 99.0%
Australia 2.5%
Macquarie Atlas Roads Group* (Cost $1,567,246)	1,734,728	3,436,113
Canada 17.8%
Enbridge, Inc.	165,800	10,161,770
TransCanada Corp. (a)	14,000	567,420
TransCanada Corp. (a)	282,750	11,464,572
Westshore Terminals Investment Corp. (Units) (a)	75,200	2,005,075
Westshore Terminals Investment Corp. (Units) (a)	6,900	178,365

(Cost $19,163,982)		24,377,202
China 4.0%
ENN Energy Holdings Ltd.	930,000	2,893,341
Shenzhen Expressway Co., Ltd. "H"	2,100,000	1,376,863
Sichuan Expressway Co., Ltd. "H"	1,778,000	1,158,887

(Cost $5,468,181)		5,429,091
Hong Kong 3.7%
Beijing Enterprises Holdings Ltd.	180,000	1,029,755
China Gas Holdings Ltd.	2,862,000	1,409,191
China Merchants Holdings International Co., Ltd.	623,000	2,635,028

(Cost $4,605,110)		5,073,974
Italy 2.5%
Snam Rete Gas SpA (Cost $3,152,188)	608,200	3,418,457
Luxembourg 2.5%
SES "A" (FDR) (Cost $3,509,780)	132,800	3,420,609
Mexico 1.3%
Grupo Aeroportuario del Sureste SAB de CV "B" (ADR) (Cost $1,677,878)	30,900	1,815,993
Netherlands 2.8%
Koninklijke Vopak NV (Cost $2,990,469)	79,900	3,844,302
Singapore 1.4%
Hutchison Port Holdings Trust (Units)* (Cost $1,995,316)	1,956,000	1,936,440
Spain 7.5%
Abertis Infraestructuras SA	187,300	4,069,218
Ferrovial SA	322,300	4,042,356
Red Electrica Corporacion SA	38,200	2,170,894

(Cost $9,517,594)		10,282,468
United Kingdom 14.0%
National Grid PLC	1,500,897	14,301,962
Northumbrian Water Group PLC	514,800	2,743,446
Pennon Group PLC	216,200	2,167,674

(Cost $17,377,239)		19,213,082
United States 39.0%
American Tower Corp. "A"*	74,625	3,867,067
American Water Works Co., Inc.	97,350	2,730,668
Crown Castle International Corp.*	160,451	6,827,205
Enbridge Energy Partners LP "A"	31,500	2,035,530
ITC Holdings Corp.	35,450	2,477,955
Northeast Utilities	137,550	4,759,230
NorthWestern Corp.	45,400	1,375,620
NSTAR	79,600	3,683,092
ONEOK, Inc.	44,050	2,946,064
SBA Communications Corp. "A"*	61,850	2,454,208
Sempra Energy	119,200	6,377,200
Southern Union Co.	83,550	2,391,201
Southwest Gas Corp.	70,050	2,729,849
Spectra Energy Corp.	279,900	7,607,682
Williams Companies, Inc.	42,200	1,315,796

(Cost $43,788,120)		53,578,367

Total Common Stocks (Cost $114,813,103)		135,826,098
Cash Equivalents 0.0%
Central Cash Management Fund, 0.17% (b) (Cost $17,776)	17,776	17,776

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $114,830,879) †	99.0	135,843,874
Other Assets and Liabilities, Net	1.0	1,425,685

Net Assets	100.0	137,269,559

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $118,502,195.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $17,341,679. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $21,296,540 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,954,861.

(a)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
FDR: Fiduciary Depositary Receipt
At March 31, 2011 the DWS RREEF Global Infrastructure Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Utilities	56,184,643	41.3%
Energy	35,544,029	26.2%
Industrials	27,528,395	20.3%
Telecommunication Services	13,148,422	9.7%
Consumer Discretionary	3,420,609	2.5%
Total	135,826,098	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$3,436,113	$—	$3,436,113
Canada	24,377,202	—	—	24,377,202
China	—	5,429,091	—	5,429,091
Hong Kong	—	5,073,974	—	5,073,974
Italy	—	3,418,457	—	3,418,457
Luxembourg	—	3,420,609	—	3,420,609
Mexico	1,815,993	—	—	1,815,993
Netherlands	—	3,844,302	—	3,844,302
Singapore	—	1,936,440	—	1,936,440
Spain	—	10,282,468	—	10,282,468
United Kingdom	—	19,213,082	—	19,213,082
United States	53,578,367	—	—	53,578,367
Short-Term Investments	17,776	—	—	17,776
Total	$79,789,338	$56,054,536	$—	$135,843,874

There have been no significant transfers between of Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011